Premises And Equipment - Details of changes in premises and equipment(owned) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	₩ 2,793,077	₩ 2,777,847	₩ 2,789,176
Changes in property plant and equipment [Abstract]
Acquisitions	221,856	164,722	173,156
Disposals	(11,516)	(19,144)	(22,471)
Depreciation	(155,843)	(151,064)	(151,076)
Classification of assets held for sale	(38,423)	(2,504)	(13,109)
Transfer	(42,344)	2,098	(7,153)
Foreign currencies translation adjustments	10,405	1,374	(117)
Business combination	1,283	19,378	12,026
Others	13,147	370	(2,585)
Ending balance	2,791,642	2,793,077	2,777,847
Land
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	1,709,712	1,695,357	1,719,325
Changes in property plant and equipment [Abstract]
Acquisitions	215	43	24
Disposals	(7,602)	(367)	(20,024)
Depreciation	0	0	0
Classification of assets held for sale	(26,007)	(936)	(6,405)
Transfer	(22,991)	5,445	(3,040)
Foreign currencies translation adjustments	1,876	638	(855)
Business combination	0	9,530	5,917
Others	7,245	2	415
Ending balance	1,662,448	1,709,712	1,695,357
Building
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	719,738	730,676	756,964
Changes in property plant and equipment [Abstract]
Acquisitions	27,919	18,107	14,524
Disposals	0	(530)	(788)
Depreciation	(33,905)	(33,318)	(32,290)
Classification of assets held for sale	(12,416)	(1,568)	(6,704)
Transfer	(19,353)	(3,347)	(4,113)
Foreign currencies translation adjustments	726	322	(428)
Business combination	0	9,530	3,523
Others	512	(134)	(12)
Ending balance	683,221	719,738	730,676
Equipment and vehicles
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	265,064	261,278	258,361
Changes in property plant and equipment [Abstract]
Acquisitions	125,793	112,908	98,620
Disposals	(2,358)	(13,630)	(1,003)
Depreciation	(99,634)	(96,684)	(97,600)
Classification of assets held for sale	0	0	0
Transfer	6,440	0	0
Foreign currencies translation adjustments	4,409	296	392
Business combination	1,283	318	2,586
Others	4,584	578	(78)
Ending balance	305,581	265,064	261,278
Leasehold improvements
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	61,369	58,352	51,354
Changes in property plant and equipment [Abstract]
Acquisitions	29,714	24,874	28,178
Disposals	(1,556)	(1,017)	(656)
Depreciation	(22,304)	(21,062)	(21,185)
Classification of assets held for sale	0	0	0
Transfer	853	0	0
Foreign currencies translation adjustments	3,061	186	549
Business combination	0	0	0
Others	815	36	112
Ending balance	71,952	61,369	58,352
Construction in progress
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	37,194	32,184	3,171
Changes in property plant and equipment [Abstract]
Acquisitions	38,215	8,790	31,810
Disposals	0	(3,600)	0
Depreciation	0	0	0
Classification of assets held for sale	0	0	0
Transfer	(7,293)	0	0
Foreign currencies translation adjustments	333	(68)	225
Business combination	0	0	0
Others	(9)	(112)	(3,022)
Ending balance	68,440	37,194	32,184
Structures
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	0	0	1
Changes in property plant and equipment [Abstract]
Acquisitions	0	0	0
Disposals	0	0	0
Depreciation	0	0	(1)
Classification of assets held for sale	0	0	0
Transfer	0	0	0
Foreign currencies translation adjustments	0	0	0
Business combination	0	0	0
Others	0	0	0
Ending balance	₩ 0	₩ 0	₩ 0